UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549
                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/2013

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 	155 North Wacker Drive, Suite 1700
	 	Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002

Signature, Place, and Date of Signing:

/s/Daniel Zuckerman       Chicago, IL	   05/13/2013
___________________     ______________     __________
    [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Number of Included Managers: 0

Form 13F Information Table Entry Total: 45

form 13F Information Table Value Total: $354,546

                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      447     4201 SH       Sole                     4201
A.H. Belo Corp.                COM              001282102     9295  1591565 SH       Sole                  1591565
Abbott Laboratories            COM              002824100     2707    76639 SH       Sole                    76639
AbbVie Inc.                    COM              00287y109     3125    76632 SH       Sole                    76632
Advance Auto Parts Inc.        COM              00751y106    15644   189281 SH       Sole                   189281
Aimia Inc.                     COM              00900q103    17930  1180362 SH       Sole                  1180362
Alamo Group Inc.               COM              011311107     5610   146661 SH       Sole                   146661
America Movil - ADR            COM              02364W105      377    18000 SH       Sole                    18000
Barnes & Noble Inc.            COM              067774109    21079  1281405 SH       Sole                  1281405
Baxter International Inc.      COM              071813109      633     8717 SH       Sole                     8717
Bed Bath & Beyond Inc.         COM              075896100     7583   117712 SH       Sole                   117712
Berkshire Hathaway Class B     COM              084670702      675     6475 SH       Sole                     6475
Berkshire Hathaway Inc. Cl A   COM              084670108      313        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V302       21    17980 SH       Sole                    17980
Capital Southwest Corp.        COM              140501107    33941   295141 SH       Sole                   295141
CBS Corp. Cl B                 COM              124857202    17866   382656 SH       Sole                   382656
Coca-Cola Co.                  COM              191216100      412    10200 SH       Sole                    10200
Dover Motorsports Inc          COM              260174107      121    60501 SH       Sole                    60501
E-L Financial Corp. Ltd.       COM              268575107    10797    21488 SH       Sole                    21488
Exxon Mobil Corp.              COM              30231G102      534     5928 SH       Sole                     5928
Harris Corporation             COM              413875105    11232   242386 SH       Sole                   242386
Hospira Inc.                   COM              441060100      719    21893 SH       Sole                    21893
Hyster-Yale Materials          COM              449172105     6749   118223 SH       Sole                   118223
Int'l Business Machines        COM              459200101      481     2257 SH       Sole                     2257
Johnson & Johnson              COM              478160104      483     5919 SH       Sole                     5919
KKR & Co. L.P.                 COM              48248m102    13641   706057 SH       Sole                   706057
Legg Mason Inc.                COM              524901105     9886   307483 SH       Sole                   307483
McDonalds Corp.                COM              580135101     6619    66396 SH       Sole                    66396
Microsoft Corp.                COM              594918104    14001   489465 SH       Sole                   489465
Motorola Solutions Inc.        COM              620076307    12095   188891 SH       Sole                   188891
MSCI Inc.                      COM              55354g100    14205   418653 SH       Sole                   418653
Nacco Industries Inc.          COM              629579103     2332    43704 SH       Sole                    43704
Petrochina Company Ltd.        COM              71646E100      395     3000 SH       Sole                     3000
Pfizer Inc.                    COM              717081103      505    17500 SH       Sole                    17500
Philip Morris Intl             COM              718172109      287     3100 SH       Sole                     3100
PRGX Global Inc.               COM              69357c503     4543   653725 SH       Sole                   653725
Procter & Gamble               COM              742718109      506     6565 SH       Sole                     6565
Speedway Motorsports Inc.      COM              847788106    15561   864967 SH       Sole                   864967
Staples Inc.                   COM              855030102    17350  1292817 SH       Sole                  1292817
Symantec Corp.                 COM              871503108    11321   458727 SH       Sole                   458727
Tesla Motors Inc.              COM              88160r101      371     9787 SH       Sole                     9787
Time Warner Inc.               COM              887317303     7556   131133 SH       Sole                   131133
Unilever Plc.                  COM              904767704     9600   227278 SH       Sole                   227278
Viad Corp.                     COM              92552R406    39775  1437984 SH       Sole                  1437984
Westwood Holdings Group Inc.   COM              961765104     5223   117562 SH       Sole                   117562